[LOGO]
[THE HARTFORD]

August 6, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Division of Investment Management

Re:                         See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on August 1, 2014.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-9527.

Very truly yours,

/s/ Linda Telychka

Linda Telychka

Senior Specialist Business Compliance

Exhibit A

Hartford Life Insurance Company Separate Account Two

File No. 333-101923	The Director VIII/VIIIR
The BB&T Director Series III/IIIR
AmSouth Variable Annuity Series III/IIIR
The Director Select Series III/IIIR
The Director Choice III/IIIR
The Huntington Director II/IIR
Fifth Third Director II/IIR
Wells Fargo Director II/IIR
Director Ultra
File No. 333-105252	Director Epic I/IR
File No. 333-101934	Director Access II/IIR
Director Choice Access II/IIR
File No. 333-101938	The Director Edge II/IIR
File No. 333-101944	The Director Plus II/IIR
AmSouth Variable Annuity Plus II/IIR
The Director Select Plus II/IIR
File No. 333-105253	Director Epic Plus I/IR
File No. 333-101950	The Director Outlook II/IIR
BB&T Director Outlook II/IIR
AmSouth Variable Annuity Outlook II/IIR
Director Select Outlook II/IIR
Huntington Director Outlook II/IIR
Classic Director Outlook II/IIR
Wells Fargo Director Outlook II/IIR
File No. 333-105266	Director Epic Outlook I/IR
File No. 333-69485	The Director VII/VIIR
The BB&T Director II/IIR
AmSouth VA II/IIR
The Director Select II/IIR
The Director Choice II/IIR
The Huntington Director I/IR
The Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
The Wachovia Director I/IR
Fifth Third Director I/IR
Director Classic I/IR
File No. 333-45301	Director Access I/IR
Director Choice Access I/IR
File No. 333-66343	The Director Edge I/IR
File No. 333-91925	The Director Plus I/IR
AmSouth Variable Annuity Plus I/IR
The Director Select Plus I/IR
Director Preferred Plus I/IR
Director Elite Plus I/IR
The Director Solution Plus I/IR
File No. 333-39612	Director Outlook I/IR

BB&T Director Outlook I/IR
AmSouth Variable Annuity Outlook I/IR
Director Select Outlook I/IR
Huntington Director Outlook I/IR
Director Elite Outlook I/IR
The Director Solution Outlook I/IR
Classic Director Outlook I/IR
File No. 033-73570	The Director VI
The BB&T Director I
AmSouth Variable Annuity I
The Director Select I
The Director Choice I
File No. 033-19945	The Director I
File No. 033-06952	The Director II-V

Hartford Life and Annuity Insurance Company Separate Account One
File No. 333-101924	The Director VIII/VIIIR
Director Preferred II/IIR
Wells Fargo Director II/IIR
File No. 333-105267	Director Epic Outlook I/IR
File No. 333-105259	Director Epic I/IR
File No. 333-101935	Director Access II/IIR
File No. 333-101939	The Director Edge II/IIR
File No. 333-101945	The Director Plus II/IIR
Director Preferred Plus II/IIR
File No. 333-105255	Director Epic Plus I/IR
File No. 333-101951	The Director Outlook II/IIR
Director Select Outlook II/IIR
Director Preferred Outlook II/IIR
Wells Fargo Director Outlook II/IIR
File No. 333-69487	The Director VII/VIIR
The Director Select II/IIR
The Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
Wells Fargo Director I/IR
File No. 333-45303	Director Access I/IR
File No. 333-66345	The Director Edge I/IR
File No. 333-91933	The Director Plus I/IR
The Director Select Plus I/IR
Director Preferred Plus I/IR
The Director Solution Plus I/IR
File No. 333-39620	Director Outlook I/IR
Director Select Outlook I/IR
Director Preferred Outlook I/IR
Director Elite Outlook I/IR
Wells Fargo Director Outlook I/IR
The Director Solution Outlook I/IR

File No. 333-95781	Director Vision I/IR
File No. 033-73568	The Director VI
The Director Select I
File No. 033-56790	The Director IV-V

Hartford Life Insurance Company Separate Account Seven
File No. 333-69475	Director Focus I/IR

Union Securities Insurance Company Variable Account D
File No. 333-79701	Income Preferred
File No. 333-43799	EmPower
File No. 033-37577	Masters (US)
Masters + (US)
File No. 033-19421	Opportunity (US)
Opportunity + (US)
File No. 033-63935	TD Waterhouse (US)
File No. 333-43886	Union Security Variable Annuity (US)

Union Securities Life Insurance Company of NY Separate Account A
File No. 033-71686	Masters (USL)
File No. 033-71688	Opportunity (USL)
File No. 333-20343	TD Waterhouse (USL)